Goodwill Impairment (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill Impairment [Abstract]
Fair value market percentage	70.00%
Goodwill fair value percentage	20.00%
Weighted percentage	10.00%
Goodwill impairment charge (in Dollars)	$ 7.8